FINANCIAL INVESTORS TRUST (THE “TRUST”)

ALPS/Red Rocks Listed Private Equity Fund
ALPS/WMC Research Value Fund
Clough China Fund
ALPS/CoreCommodity Management CompleteCommoditiesSM Strategy Fund
ALPS/Kotak India Growth Fund
ALPS/Alerian MLP Infrastructure Index Fund
ALPS/Metis Global Micro Cap Value Fund
RiverFront Global Growth Fund
RiverFront Global Allocation Fund
RiverFront Dynamic Equity Income Fund
RiverFront Moderate Growth & Income Fund
RiverFront Conservative Income Builder Fund

SUPPLEMENT DATED DECEMBER 1, 2017 TO THE PROSPECTUS DATED
FEBRUARY 28, 2017, AS SUPPLEMENTED FROM TIME TO TIME

Effective December 1, 2017, each Fund’s Summary Prospectuses and the Prospectus are revised as follows:

1. The following change applies to each Fund’s Summary Prospectus and the Summary Section of the Prospectus for each Fund. The following sentence is hereby deleted as the last sentence of the paragraph found under “Fees and Expenses of the Fund” in the Summary Prospectus and Fund Summary Section:

In addition, please see Appendix A – Intermediary Sales Charge Waivers and Discounts.

2. The following paragraph is hereby deleted as the last paragraph in the Section “Buying, Exchanging and Redeeming Shares”:

Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers. In all instances, it is the shareholder’s responsibility to notify the Fund, or the shareholder’s financial intermediary at the time of purchase, of any relationship or other facts qualifying the shareholder for sales charge waivers or discounts. Certain sales charge waivers and/or discounts are described in Appendix A – Intermediary Sales Charge Waivers and Discounts. These sales charge waivers and/or discounts are available only if you purchase your shares through the designated intermediaries. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares through another intermediary to receive these waivers or discounts.

3. The section titled “Appendix A – Intermediary Sales Charge Waivers and Discounts” to the Prospectus is hereby deleted.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT
FOR FUTURE REFERENCE.